497(j)

                                  Certification



                                                                     May 3, 1999



Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


      Re: Pruco Life of New Jersey Single Premium Variable Life Account Registration No.: 2-99537


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, Pruco Life Insurance Company of New Jersey, on behalf of Pruco Life of New Jersey Single Premium Variable Life Account (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectus that would have been filed under Rule 497(b) would not have differed from that contained in the most recent post-effective amendment.



                                            Respectfully submitted,


                                            /s/ CLIFFORD E. KIRSCH
                                            ---------------------------
                                            Clifford E. Kirsch
                                            Chief Legal Officer
                                            Pruco Life Insurance Company
                                            of New Jersey